SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2013
Property [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Furniture and office equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and office equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Machinery [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years